PGIM Core Bond Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.0%
Asset-Backed Securities 20.3%
Automobiles 5.0%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C	1.010%	01/19/27	1,300	$1,263,680
Series 2021-03, Class C	1.410	08/18/27	1,400	1,339,270
Series 2023-01, Class C	5.800	12/18/28	2,100	2,140,507
Series 2023-02, Class C	6.000	07/18/29	900	923,686
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,313,940
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,551,577
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,667,906
Series 2023-02A, Class A, 144A	5.200	10/20/27	1,800	1,805,583
Series 2023-08A, Class A, 144A	6.020	02/20/30	2,600	2,689,381
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,921,044
Series 2024-03A, Class A, 144A	5.230	12/20/30	2,500	2,513,424
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	1,836	1,862,184
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	712	722,594
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,077,258
Series 2021-04, Class C	1.380	07/15/27	800	767,581
Series 2022-01, Class C	2.200	11/15/27	1,300	1,252,881
Series 2022-01, Class D	2.470	07/17/28	600	578,187

Chesapeake Funding II LLC, Series 2024-01A, Class A1, 144A	5.520	05/15/36	1,324	1,336,693
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A	1.060	04/15/33	1,100	1,062,773
Series 2021-01, Class B, 144A	1.610	10/17/33	630	599,631
Series 2021-02, Class B, 144A	1.910	05/15/34	600	563,856
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,224,155
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,854,064
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A	1.060	09/15/27	2,800	2,713,148
Series 2024-03, Class A1, 144A	4.300	09/15/29	7,700	7,604,100
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,134,208
Series 2023-04, Class C	6.410	05/16/29	700	720,289
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	186,901
Series 2023-02, Class A, 144A	5.770	08/11/36	500	518,933
Series 2024-01, Class A, 144A	4.980	12/11/36	2,600	2,620,584

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
GM Financial Revolving Receivables Trust, (cont’d.)
Series 2024-02, Class A, 144A	4.520%	03/11/37	7,000	$6,932,583

Hertz Vehicle Financing III LLC, Series 2023-01A, Class A, 144A	5.490	06/25/27	1,700	1,709,641
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,779,085
Hertz Vehicle Financing LLC, Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	5,129,849
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	2,025	2,010,710
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,587,678
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,839,324
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D	1.350	07/15/27	1,165	1,149,487
Series 2022-01, Class C	2.560	04/17/28	915	912,155
Series 2023-01, Class C	5.090	05/15/30	800	802,164
Series 2023-03, Class C	5.770	11/15/30	1,500	1,524,474
Series 2023-04, Class C	6.040	12/15/31	2,500	2,556,056
Series 2023-06, Class B	5.980	04/16/29	1,100	1,119,953
Series 2023-06, Class C	6.400	03/17/31	300	310,984
Series 2024-02, Class C	5.840	06/17/30	1,000	1,021,749
Series 2024-04, Class C	4.950	04/15/30	3,400	3,391,579
Series 2024-05, Class C	4.780	01/15/31	3,000	2,978,864
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	306,225
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	510,619

Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	980,750
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	3,481	3,498,392
Series 2024-01A, Class A1, 144A	5.490	02/18/39	3,000	3,024,778

World Omni Select Auto Trust, Series 2021-A, Class C	1.090	11/15/27	600	581,759
				108,188,876
Collateralized Loan Obligations 13.1%
AGL CLO Ltd. (Cayman Islands), Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029(c)	12/02/34	5,250	5,253,403

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.162%(c)	07/22/37	10,000	$10,025,659
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088(c)	07/15/34	6,500	6,505,957

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.039(c)	10/21/34	6,500	6,516,900
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	01/20/32	4,937	4,946,501
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.079(c)	07/20/34	3,100	3,107,440

Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.979(c)	01/20/34	11,750	11,832,310
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.964(c)	07/18/30	419	419,790
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.018(c)	07/15/31	3,963	3,968,235
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.066(c)	01/25/35	400	400,206
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.046(c)	04/24/34	5,500	5,501,131
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	12/19/32	3,250	3,253,233

Carlyle US CLO Ltd. (Cayman Islands), Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	07/20/34	7,000	7,011,020
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.059(c)	07/20/34	8,500	8,502,566
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	6.021(c)	10/20/37	14,750	14,752,522
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.058(c)	07/15/34	2,000	2,001,116

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Clover CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	5.987%(c)	10/25/33	11,000	$11,015,422
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.029(c)	01/17/34	5,500	5,502,151
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.237(c)	04/20/37	10,000	10,038,717
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.108(c)	07/15/34	3,500	3,501,584
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.907(c)	10/20/37	14,750	14,750,000
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.029(c)	04/20/34	7,000	7,001,215
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.909(c)	04/26/31	434	434,604
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 1.290%)	6.183(c)	04/15/33	6,500	6,500,000
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.504(c)	02/05/31	76	76,540
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.019(c)	04/20/34	7,375	7,376,704
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.279(c)	01/16/33	1,376	1,375,742
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.079(c)	01/20/35	9,000	9,002,540

KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.098(c)	01/15/31	247	246,781
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.819(c)	10/21/30	9,156	9,176,162
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.999(c)	04/21/31	253	253,401

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.029%(c)	07/20/31	480	$481,039

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.038(c)	07/15/31	976	977,548
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.285(c)	06/20/34	9,750	9,764,384
Series 2019-20A, Class A1R, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)	6.217(c)	01/25/32	2,024	2,024,653

Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.068(c)	07/15/34	5,000	5,007,458
Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)	6.198(c)	10/13/31	4,288	4,300,000
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.897(c)	01/15/33	3,500	3,502,318
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.039(c)	01/17/31	86	85,752
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.518(c)	05/21/34	7,000	7,003,551
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.225(c)	06/20/34	6,500	6,514,630
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.039(c)	04/20/34	9,750	9,766,575

Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.909(c)	04/20/31	604	605,520
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.407(c)	01/20/37	4,750	4,778,122
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.949(c)	01/26/31	475	474,591

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.959%(c)	01/20/32	1,005	$1,005,214
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.088(c)	07/15/34	2,200	2,202,861

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.149(c)	01/17/30	112	112,224
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	6.187(c)	07/20/37	12,000	12,061,139
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.487(c)	01/20/36	10,500	10,574,372
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.856(c)	07/15/34	5,500	5,553,334

Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	6.339(c)	07/20/32	1,207	1,208,128
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 0.000%)	6.128(c)	10/15/30	199	199,740
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.949(c)	01/20/31	354	355,959
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.009(c)	07/17/31	1,030	1,030,809
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.856(c)	04/15/33	11,000	11,005,411

Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.208(c)	04/15/30	27	27,182
				280,872,066
Consumer Loans 1.0%
Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 144A	5.610	02/15/29	6,300	6,349,253
GreenSky Home Improvement Trust, Series 2024-01, Class A2, 144A	5.880	06/25/59	1,032	1,039,156

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750%	09/14/35	2,600	$2,482,806
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	5.770(c)	06/16/36	2,800	2,803,360
Series 2022-02A, Class A, 144A	4.890	10/14/34	2,255	2,252,670
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,410,462
				20,337,707
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,055,932
Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	168	166,439
Series 2019-A, Class A5, 144A	3.080	11/12/41	339	337,017
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,160,854
				1,664,310
Home Equity Loans 0.8%
JPMorgan Mortgage Trust, Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	6.413(c)	02/25/55	4,254	4,256,335
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	922	931,258
Series 2024-CES06, Class A1A, 144A	5.344	09/25/44	4,598	4,556,087

Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63	312	311,873
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,130	1,148,917
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	257	257,166
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	2,502	2,518,394
Series 2024-CES04, Class A1, 144A	5.122	09/25/64	2,932	2,904,962
				16,884,992

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.0%
Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200%	01/17/41	1,086	$975,243
Student Loans 0.2%
ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	809	720,630
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 144A	2.730	10/25/48	28	27,489
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	164	160,121
Series 2020-BA, Class A2, 144A	2.120	01/15/69	385	361,840
Series 2020-DA, Class A, 144A	1.690	05/15/69	284	264,561

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	5.501(c)	05/25/70	1,131	1,122,042
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	108	106,187
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	252	247,146
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	329	313,750
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	85	84,092
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	616	584,246
Series 2020-C, Class AFX, 144A	1.950	02/15/46	338	312,462
				4,304,566

Total Asset-Backed Securities (cost $435,796,908)				435,283,692
Commercial Mortgage-Backed Securities 12.6%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,894,228
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,572,140

Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	76	75,224
BANK,
Series 2019-BN17, Class A3	3.456	04/15/52	4,116	3,887,180
Series 2019-BN20, Class A2	2.758	09/15/62	5,504	4,986,565
Series 2019-BN23, Class A2	2.669	12/15/52	2,192	1,971,667
Series 2020-BN25, Class A4	2.399	01/15/63	7,800	6,961,553

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2020-BN26, Class A3	2.155%	03/15/63	5,000	$4,329,961
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	3,945,960
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,162,076
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,808,359
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	5,797,963
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,781,579

BANK5, Series 2024-5YR7, Class A3	5.769	06/15/57	6,250	6,416,856
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	469,517
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	5.723(c)	03/15/37	6,000	5,640,000
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,863,237
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,769,896
Series 2023-C21, Class A2	6.297(cc)	09/15/56	3,500	3,645,644
Series 2023-C22, Class A2	6.728	11/15/56	5,600	5,893,933
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	406	387,751
Series 2018-B03, Class A4	3.761	04/10/51	1,143	1,105,784
Series 2019-B10, Class A3	3.455	03/15/62	2,475	2,338,970
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,533,704
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,177,187
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,059	5,008,396
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,304,047
Series 2021-B31, Class A4	2.420	12/15/54	6,400	5,410,266
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,009,622
Series 2023-B39, Class A2	6.574(cc)	07/15/56	7,000	7,242,224
Series 2023-V03, Class A3	6.363(cc)	07/15/56	7,000	7,287,418

BMARK, Series 2023-V04, Class A3	6.841(cc)	11/15/56	7,000	7,418,372
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	7,200	7,525,738
Series 2023-05C02, Class A3	7.055(cc)	11/15/56	9,000	9,645,939

Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,596,082
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	692	661,983
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,440,728

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,801	2,784,392

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585%	12/10/54	1,760	$1,703,775
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	2,625	2,591,753
Series 2016-C03, Class A3	2.896	11/15/49	703	679,918
Series 2016-P03, Class A3	3.063	04/15/49	7,305	7,177,608
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,635,808
Series 2019-C07, Class A3	2.860	12/15/72	1,120	1,030,353
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,683,651
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	5,140	5,121,263
Series 2015-PC01, Class A4	3.620	07/10/50	732	730,893
Series 2016-COR01, Class A3	2.826	10/10/49	792	761,002
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,084	1,028,057
Series 2021-C20, Class A2	2.486	03/15/54	5,459	4,777,147
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	445,397
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,943,207

Fannie Mae-Aces, Series 2019-M21, Class 3A1	2.100	06/25/34	793	771,477
FHLMC Multifamily Structured Pass-Through Certificates, Series KW08, Class A2	3.600	01/25/29	4,500	4,331,160
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	806	799,514
Series 2015-GC34, Class A3	3.244	10/10/48	3,918	3,863,900
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,891,028

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	243	240,891
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP05, Class A4	3.457	03/15/50	284	278,006
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	936	906,129
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	613	594,502
Series 2016-JP03, Class A4	2.627	08/15/49	2,411	2,318,772

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,188	1,140,729
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451	07/15/50	3,910	3,878,323

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791%	11/15/49	900	$866,876
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,742,266
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,725,302
Series 2018-C09, Class A3	3.854	03/15/51	657	632,977
Series 2018-C14, Class A3	4.180	12/15/51	1,034	1,003,959
Series 2019-C18, Class A3	2.782	12/15/52	4,400	3,959,790
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS04, Class A4	3.718	12/15/48	1,895	1,870,495
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,147,635
Series 2016-C35, Class A3	2.674	07/15/48	1,573	1,525,278
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,454,840
Series 2017-C38, Class A4	3.190	07/15/50	891	854,580
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	973,437
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,921,422
Series 2019-C49, Class A3	3.749	03/15/52	3,000	2,946,505
Series 2019-C50, Class A4	3.466	05/15/52	2,448	2,314,841
Series 2019-C52, Class A3	2.631	08/15/52	160	155,794
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,533,412
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,104,747
Series 2024-5C1, Class A3	5.928	07/15/57	9,900	10,226,636

Total Commercial Mortgage-Backed Securities (cost $289,007,118)				270,037,196
Corporate Bonds 29.9%
Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	309,615
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	2,570	2,592,830
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,473,729
Sr. Unsec’d. Notes	3.550	03/01/38	495	376,746
Sr. Unsec’d. Notes	3.600	05/01/34	1,160	974,139
Sr. Unsec’d. Notes	3.625	02/01/31	5,460	4,929,080
Sr. Unsec’d. Notes	3.850	11/01/48	455	319,130
Sr. Unsec’d. Notes	3.900	05/01/49	1,405	992,877
Sr. Unsec’d. Notes	5.705	05/01/40	190	182,751

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

HEICO Corp., Gtd. Notes	5.250%	08/01/28	725	$735,635
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	29,833
				12,916,365
Agriculture 1.0%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	630	581,076
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,749,840
Gtd. Notes(a)	2.726	03/25/31	2,180	1,896,133
Gtd. Notes	3.557	08/15/27	120	116,372
Gtd. Notes	4.390	08/15/37	5,500	4,786,779
Gtd. Notes	6.343	08/02/30	710	747,714

BAT International Finance PLC (United Kingdom), Gtd. Notes	5.931	02/02/29	1,295	1,340,595
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.750	11/01/31	7,290	7,170,746
Sr. Unsec’d. Notes	5.125	02/15/30	3,955	4,000,775
				22,390,030
Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	58	55,582
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	525	488,440
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	258	238,665
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	364	321,562
				1,104,249
Auto Manufacturers 1.0%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	205	165,692

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000%	11/13/30	2,650	$2,395,847
Sr. Unsec’d. Notes	4.125	08/17/27	2,065	1,995,566
Sr. Unsec’d. Notes	4.271	01/09/27	3,200	3,127,680

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	900	906,215
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	473,221
Sr. Unsec’d. Notes	2.400	10/15/28	1,385	1,251,592
Sr. Unsec’d. Notes	2.700	08/20/27	375	353,275
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,769,133

Hyundai Capital America, Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	2,550	2,295,447
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800	01/05/34	1,376	1,357,520
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	2,370	2,345,849
Gtd. Notes, 144A	5.250	03/22/29	2,840	2,822,936
				22,259,973
Auto Parts & Equipment 0.3%
Aptiv PLC/Aptiv Global Financing DAC, Gtd. Notes	4.650	09/13/29	6,095	5,932,647
Banks 8.8%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	200	191,694
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	1,000	1,012,447
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	11,239,445
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,537,318
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,544,581
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,390,783
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,683,683
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	5,695	5,476,413
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	313,313
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	100,533
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	4,500	3,900,439
Sub. Notes, MTN	4.000	01/22/25	800	797,748

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sub. Notes, MTN	4.450%	03/03/26	1,500	$1,492,235
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	198,963
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	1,230	1,216,421
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	4,370	4,486,525
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	397,168
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	3,075	2,939,405
Sr. Non-Preferred Notes, 144A	1.675(ff)	06/30/27	1,425	1,350,493
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,268,972
Sr. Non-Preferred Notes, 144A	2.219(ff)	06/09/26	395	387,781
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	974,281
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	465	467,479
BPCE SA (France),
Sr. Non-Preferred Notes, 144A(a)	2.375	01/14/25	2,650	2,635,932
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	590,740

Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.875	04/30/29	2,000	2,047,566
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,724,089
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,210,176
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,242,623
Sr. Unsec’d. Notes	3.200	10/21/26	290	281,827
Sr. Unsec’d. Notes	3.400	05/01/26	350	343,419
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	173,373
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	474,806
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	656,323
Sr. Unsec’d. Notes(a)	5.449(ff)	06/11/35	6,900	6,959,742
Sub. Notes	4.400	06/10/25	4,000	3,984,289
Sub. Notes	4.450	09/29/27	840	828,669
Sub. Notes	4.600	03/09/26	945	941,835
Sub. Notes	4.750	05/18/46	460	410,481
Sub. Notes	5.827(ff)	02/13/35	865	872,393

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	1,023,416
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	2,255	2,199,626
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	1,530	1,481,207

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany), (cont’d.)
Sr. Non-Preferred Notes	7.146%(ff)	07/13/27	525	$541,389

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	1,310	1,367,518
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,935,973
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,207,456
Sr. Unsec’d. Notes	3.500	01/23/25	75	74,742
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,223,041
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,527,948
Sr. Unsec’d. Notes	3.850	01/26/27	475	465,775
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	122,130
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	6,760	7,131,753
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	1,535	1,553,431
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	653,759

Intesa Sanpaolo SpA (Italy), Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,687,504
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,873,957
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,966,047
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	205,167
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,222,529
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,330,377
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	206,348
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	288,843
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,485,766
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	163,240
Sub. Notes	2.956(ff)	05/13/31	1,855	1,664,055

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	3,120	3,287,740
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,339,459
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	1,930	1,967,929
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	6,460	5,409,362
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	735,452
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	465,748
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	452,900
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,176,279
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,509,678

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	3.591%(cc)	07/22/28	310	$300,479
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	505	525,105
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,774,250

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,736,250
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,712,704
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	765	850,099
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	1,625	1,537,403
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	3,800	3,633,827
Sr. Non-Preferred Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	963,981

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,504,884
Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,448,152
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	339,385
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	544,533
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,079,593
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	840,638
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	341,963
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	4,350	4,380,056
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	1,245	1,347,186
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,426,684
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,142,471
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	5,150,506
				188,274,096
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	173,169
Gtd. Notes	4.900	02/01/46	1,675	1,557,987

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.350	06/01/40	975	873,344

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes	4.650%	11/15/28	450	$446,219
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	867,518

Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32	1,665	1,375,895
				5,294,132
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	11/15/41	910	872,888
Sr. Unsec’d. Notes(a)	5.250	03/02/33	2,545	2,571,289
				3,444,177
Building Materials 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	5.150	12/01/34	2,510	2,490,723
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	786,743
				3,277,466
Chemicals 0.4%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	2,990	2,988,232
Sr. Unsec’d. Notes	5.419	11/15/48	270	281,894

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	1,885	1,519,307
LYB International Finance III LLC, Gtd. Notes(a)	4.200	05/01/50	1,070	831,568
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	248	232,596
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750	05/02/34	1,858	1,938,126
Sasol Financing USA LLC (South Africa), Gtd. Notes	6.500	09/27/28	400	388,875
				8,180,598

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.2%
Experian Finance PLC, Gtd. Notes, 144A	2.750%	03/08/30	1,735	$1,560,857
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	570,741
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	522,620
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	116,536
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	447,461
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	280,584
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,158,463
				4,657,262
Computers 0.3%
Accenture Capital, Inc., Gtd. Notes	4.500	10/04/34	2,095	2,024,978
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	2,320	2,437,049
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,440,179
				5,902,206
Diversified Financial Services 0.6%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,208,997
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,409,804
Charles Schwab Corp. (The), Sr. Unsec’d. Notes(a)	1.650	03/11/31	2,970	2,457,804
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	80,487
Sr. Unsec’d. Notes	5.875	07/21/28	1,210	1,243,105

LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	1,295	1,314,845

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608%	07/14/31	565	$479,954
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	4,035,190
				13,230,186
Electric 2.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000	04/29/28	515	470,420
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	685,056
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	74,296
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	654	491,611
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	481,473
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,377,887
Sr. Unsec’d. Notes	3.350	05/15/50	485	334,316

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	182,813
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	363,545
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	273,302
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,516,000
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	31,443
First Mortgage	4.000	03/01/48	115	92,841
First Mortgage, Series 123	3.750	08/15/47	775	599,775
First Mortgage, Series 130	3.125	03/15/51	95	64,382
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	632,877
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	32,818

Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	49,310

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850%	08/15/26	55	$53,175
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	305,858
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	338,250
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	139,938
Sr. Unsec’d. Notes	3.950	08/15/47	185	142,755
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	134,641
First Mortgage	4.200	07/15/48	205	168,705
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,122,885
First Mortgage	3.700	10/15/46	75	56,944

Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500	04/06/28	475	454,164
Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	1,354,880
Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	157,835
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	903,297
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	319,132
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,352,630
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	870,623

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	210,196
Georgia Power Co., Sr. Unsec’d. Notes, Series B(a)	2.650	09/15/29	1,005	916,265
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	226,623
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	221,605
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	1,360	1,353,608
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	180,414
First Mortgage	4.250	07/15/49	350	296,053

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395%	04/09/30	915	$846,810
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,886,463
Gtd. Notes	5.749	09/01/25	2,275	2,292,388
Gtd. Notes	6.051	03/01/25	785	787,553
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	269,584
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,122,808

NSTAR Electric Co., Sr. Unsec’d. Notes	5.400	06/01/34	1,130	1,154,513
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	199,067
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	59,543
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	3,000	2,600,986
First Mortgage	4.950	07/01/50	1,460	1,281,368

PacifiCorp, First Mortgage	2.700	09/15/30	890	787,240
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	121,916
First Mortgage	3.050	03/15/51	1,540	1,036,268
First Ref. Mortgage	4.800	10/15/43	120	108,538

PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	159,720
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	190,081
First Mortgage, Series 34	3.200	03/01/50	720	495,141
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	355,527
First Mortgage, MTN	2.700	05/01/50	390	249,191
First Mortgage, MTN	3.200	05/15/29	1,265	1,191,590
First Mortgage, MTN	3.600	12/01/47	95	72,313
First Mortgage, MTN	3.700	05/01/28	590	572,142
Sec’d. Notes, MTN	4.650	03/15/33	2,105	2,066,894

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	961,724

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

San Diego Gas & Electric Co., First Mortgage	4.150%	05/15/48	420	$344,221
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	216,298
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	650,123
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	264,001
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN(a)	3.000	09/26/27	465	447,288
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,033,638
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	38,778
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	180,520
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	282,519

Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	513,027
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	495,404
				47,369,826
Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	968,393
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,972	1,933,171
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,497,942
				4,399,506
Entertainment 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	3,095	2,472,854
Gtd. Notes	5.141	03/15/52	925	696,614
				3,169,468

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 0.4%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%	05/01/29	280	$301,313
Campbell Soup Co., Sr. Unsec’d. Notes	2.375	04/24/30	2,175	1,905,573
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27	1,320	1,286,010
Kroger Co. (The),
Sr. Unsec’d. Notes	3.875	10/15/46	65	50,091
Sr. Unsec’d. Notes	4.700	08/15/26	5,155	5,170,534
				8,713,521
Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	3.875	11/02/27	651	621,705
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	218,896
				840,601
Gas 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	871,379
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	785	647,635
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	417,001
				1,936,015
Healthcare-Services 1.6%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	99,912
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	844,300
Sr. Unsec’d. Notes	6.750	12/15/37	170	184,586

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	192,635
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	208,259

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Cigna Group (The),
Gtd. Notes	3.400%	03/01/27	325	$315,600
Gtd. Notes	4.375	10/15/28	1,950	1,915,350
Gtd. Notes	4.500	02/25/26	457	455,760
Sr. Unsec’d. Notes	2.375	03/15/31	3,336	2,851,610
Sr. Unsec’d. Notes	2.400	03/15/30	1,681	1,480,969

CommonSpirit Health, Sr. Sec’d. Notes	5.318	12/01/34	4,510	4,530,573
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,760,700
Laboratory Corp. of America Holdings,
Gtd. Notes	2.950	12/01/29	595	540,772
Gtd. Notes	4.800	10/01/34	4,810	4,633,992

Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	62,952
Mount Sinai Hospital (The), Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,188,076
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	540,155
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	556,961
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032(a)	2.044	01/01/32	2,670	2,204,991
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	375,759
Unsec’d. Notes, Series H	2.746	10/01/26	40	38,489
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,723,505
Sr. Unsec’d. Notes	3.500	03/30/25	190	188,753

Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	363,262
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	858,545
Sr. Unsec’d. Notes	3.750	07/15/25	90	89,478
Sr. Unsec’d. Notes(h)	4.750	05/15/52	1,900	1,714,875
Sr. Unsec’d. Notes(h)	5.050	04/15/53	2,140	2,009,111
Sr. Unsec’d. Notes(a)	5.500	04/15/64	865	850,338
Sr. Unsec’d. Notes	5.750	07/15/64	1,495	1,523,321
				34,303,589

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.8%
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	95	$86,548
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	93,294
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	768,689
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.000	12/07/33	5,900	6,066,717
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	129,024
Gtd. Notes, 144A	3.951	10/15/50	450	333,200

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	122,071
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,506,483
Sr. Unsec’d. Notes	5.000	04/05/46	217	193,490

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.650	03/15/30	6,335	6,318,502
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	101,775
Gtd. Notes	4.300	11/15/46	140	118,207
Gtd. Notes	4.350	05/15/43	20	17,280
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	650,786
Sub. Notes, 144A	4.900	09/15/44	120	109,324

Unum Group, Sr. Unsec’d. Notes	6.000	06/15/54	505	511,398
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	428,609
				17,555,397
Iron/Steel 0.3%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,300,019
Lodging 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	730	744,232

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500%	08/18/26	1,230	$1,195,293
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	511,013
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	244,149
				2,694,687
Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	351,115
Sr. Sec’d. Notes	3.900	06/01/52	370	238,212
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,118,418
Sr. Sec’d. Notes	5.375	05/01/47	530	432,473
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,479,360
Sr. Sec’d. Notes	6.484	10/23/45	275	260,320

Comcast Corp., Gtd. Notes	4.250	10/15/30	275	267,498
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	2,750	2,681,424
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	2,981,891
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,927,752

Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	126,284
				13,864,747
Mining 0.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	194,050
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.250	09/08/33	4,245	4,315,993
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	223,875
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	510	444,885
Gtd. Notes	2.800	10/01/29	1,270	1,162,581

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350%	03/15/34	6,205	$6,311,501
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	3,120	2,645,242
				15,298,127
Miscellaneous Manufacturing 0.1%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	3,510	3,101,077
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29	1,660	1,669,196
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	3,145	3,002,434
Gtd. Notes	5.100	03/01/30	765	759,659
				3,762,093
Oil & Gas 1.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	672,519
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	3,695	3,440,136

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	501	496,782
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	175	181,911
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	1,685	1,196,230
Sr. Unsec’d. Notes	5.400	06/15/47	229	211,989
Sr. Unsec’d. Notes	6.750	11/15/39	45	48,918

Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	330	311,107
Diamondback Energy, Inc., Gtd. Notes	5.400	04/18/34	5,555	5,542,926
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,225,195

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Equinor ASA (Norway), Gtd. Notes	2.375%	05/22/30	1,110	$991,565
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	509,383
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	530,196

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	367,870
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	110,668
Sr. Unsec’d. Notes	7.875	09/15/31	250	280,195
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	342,280
Gtd. Notes	6.490	01/23/27	1,048	1,033,213
Gtd. Notes	6.500	03/13/27	1,020	998,468
Gtd. Notes, MTN	6.875	08/04/26	870	867,825
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,604,841
Gtd. Notes	3.550	10/01/26	310	303,590
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	470,415
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	936,038

Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	6.450	03/05/34	1,800	1,836,216
Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33	1,010	1,084,334
				29,594,810
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	474,693
Packaging & Containers 0.4%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,549,549

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512%	04/15/26	3,070	$2,899,629
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	557,504
				8,006,682
Pharmaceuticals 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	105	104,582
Sr. Unsec’d. Notes	4.050	11/21/39	285	250,056
Sr. Unsec’d. Notes	4.550	03/15/35	360	346,046
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,072,623
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	930,375

Cencora, Inc., Sr. Unsec’d. Notes	3.250	03/01/25	55	54,655
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	3,215	2,649,974
Sr. Unsec’d. Notes	2.700	08/21/40	385	256,277
Sr. Unsec’d. Notes	5.125	07/20/45	465	407,124
Sr. Unsec’d. Notes	5.875	06/01/53	125	120,378

Eli Lilly & Co., Sr. Unsec’d. Notes(a)	5.000	02/09/54	1,455	1,400,757
Johnson & Johnson, Sr. Unsec’d. Notes(h)	3.625	03/03/37	3,205	2,824,639
McKesson Corp., Sr. Unsec’d. Notes(a)	5.100	07/15/33	2,525	2,544,768
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	625	521,252
Gtd. Notes	5.400	11/29/43	860	757,717

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	28	27,326
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	1,887	1,855,870
Gtd. Notes	5.250	06/15/46	730	618,359

Viatris, Inc., Gtd. Notes	3.850	06/22/40	920	688,381
				17,431,159

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.7%
Boardwalk Pipelines LP, Gtd. Notes	3.400%	02/15/31	1,300	$1,168,537
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	1,730	1,574,637
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	546,726
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	969,869
EIG Pearl Holdings Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,447,257
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	430,894
Sr. Unsec’d. Notes	5.000	05/15/50	565	489,216
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,640,689
Sr. Unsec’d. Notes	6.250	04/15/49	910	924,882
Sr. Unsec’d. Notes	6.400	12/01/30	520	551,746
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,452,615
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	330,992
Gtd. Notes	3.950	01/31/60	525	390,912
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	6.129	02/23/38	560	572,600
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	754,227
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	4,920	4,328,689
Sr. Unsec’d. Notes	4.000	02/15/25	130	129,520
Sr. Unsec’d. Notes	4.500	04/15/38	270	239,166
Sr. Unsec’d. Notes	4.875	06/01/25	200	199,829
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,521
Sr. Unsec’d. Notes	5.500	06/01/34	3,340	3,329,386
Sr. Unsec’d. Notes	5.500	02/15/49	210	196,233

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	303,703
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,195,623
Gtd. Notes	4.200	03/15/45	275	211,301
Gtd. Notes	4.500	03/15/50	195	157,465
Gtd. Notes	6.050	09/01/33	2,510	2,609,181

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550%	12/15/29	350	$326,021
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	998,050

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	136,277
Targa Resources Corp.,
Gtd. Notes	5.500	02/15/35	1,192	1,188,720
Gtd. Notes	6.125	03/15/33	1,240	1,295,760
Gtd. Notes	6.250	07/01/52	1,305	1,345,456
Gtd. Notes	6.500	03/30/34	930	997,866

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	285,665
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	479,561
Sr. Unsec’d. Notes	4.600	03/15/48	500	427,723

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	278,047
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	346,771
Sr. Unsec’d. Notes	5.150	03/15/34	90	88,584
Sr. Unsec’d. Notes	5.400	03/04/44	400	379,167
				36,724,084
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,047,178
Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,325,528
Gtd. Notes	4.750	04/15/35	425	406,855
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,469,939
Sr. Unsec’d. Notes	5.500	02/15/34	895	895,826

COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	1,400	1,135,277
CubeSmart LP, Gtd. Notes	2.250	12/15/28	3,360	3,034,336

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Healthpeak OP LLC, Gtd. Notes	2.875%	01/15/31	630	$562,041
Invitation Homes Operating Partnership LP, Gtd. Notes	4.875	02/01/35	6,035	5,769,021
Prologis LP, Sr. Unsec’d. Notes(a)	1.250	10/15/30	2,765	2,272,865
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	251,658
Sr. Unsec’d. Notes	3.250	01/15/31	985	897,211
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	4,585	4,119,556
Gtd. Notes	5.500	01/15/29	2,785	2,811,118

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27	4,680	4,717,427
Welltower OP LLC, Gtd. Notes(a)	2.700	02/15/27	775	746,037
				32,414,695
Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	909,062
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	512,346
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,686,026
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	1,805	1,751,026
				4,858,460
Semiconductors 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30	1,720	1,675,402
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	235,569
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	810,567
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,275,729
				6,997,267

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.1%
Workday, Inc., Sr. Unsec’d. Notes	3.800%	04/01/32	2,435	$2,248,193
Telecommunications 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	58	47,217
Sr. Unsec’d. Notes	3.500	09/15/53	1,734	1,206,422
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,177,588
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	808,402
Sr. Unsec’d. Notes	4.500	05/15/35	205	192,112
Sr. Unsec’d. Notes	5.400	02/15/34	5,030	5,107,888

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	4,380	4,435,849
Rogers Communications, Inc. (Canada), Gtd. Notes(a)	5.300	02/15/34	3,365	3,335,630
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,421,439
Gtd. Notes	3.000	02/15/41	640	469,903
Gtd. Notes	3.750	04/15/27	970	949,679
Gtd. Notes	3.875	04/15/30	4,780	4,540,646
Gtd. Notes	4.375	04/15/40	380	335,984
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	170	141,287
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	6,833,837
Sr. Unsec’d. Notes(a)	2.550	03/21/31	2,729	2,368,780
				33,372,663
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050	02/15/51	910	618,929
Canadian Pacific Railway Co. (Canada), Gtd. Notes	3.500	05/01/50	1,585	1,169,216
				1,788,145
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	2,930	2,962,346

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	4.000%	12/01/46	145	$117,594

Total Corporate Bonds (cost $679,994,606)				641,879,225
Municipal Bonds 0.6%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	38,465
California 0.0%
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	260	279,118
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	27,612
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	27,181
				333,911
Maryland 0.1%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56	2,310	2,304,195
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	286,285
New York 0.2%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	725	715,673
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	1,155	1,143,780

Port Authority of New York & New Jersey, Revenue Bonds	5.072	07/15/53	2,525	2,465,665
				4,325,118
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	517,673

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105%	12/01/39	70	$75,522
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	150,176
				743,371
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	819,169
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	781,047
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	437,430
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	279,875
				2,317,521
Virginia 0.1%
University of Virginia,
Taxable, Revenue Bonds	2.256	09/01/50	3,850	2,292,344
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	102,005
				2,394,349

Total Municipal Bonds (cost $13,857,413)				12,743,215
Residential Mortgage-Backed Securities 1.8%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,522
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850	04/25/63	5,200	4,980,872
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	103	57,635
Bellemeade Re Ltd., Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.857(c)	09/25/31	2,200	2,202,797
BRAVO Residential Funding Trust, Series 2023-RPL01, Class A1, 144A	5.000(cc)	05/25/63	3,223	3,195,446

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500%(cc)	06/25/62	1,721	$1,575,722
Series 2024-RPL03, Class A1A, 144A	3.250(cc)	09/25/64	1,471	1,292,780

CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,879	2,811,838
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.757(c)	12/25/41	1,520	1,538,923
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.357(c)	10/25/43	1,140	1,142,813

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	677
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	3.442(cc)	03/25/59	813	808,606
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	1,054	1,002,574
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	500	489,878
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	1.079(c)	04/25/50	1,135	134,284
Series 2022-63, Class SB, IO, 30 Day Average SOFR x (1) + 4.750% (Cap 4.750%, Floor 0.000%)	0.000(c)	09/25/52	19,369	688,811
Series 2023-54, Class PO, PO	1.836(s)	11/25/53	3,603	2,817,978
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.507(c)	01/25/34	144	144,177
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	5.857(c)	01/25/42	1,211	1,210,915

FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	55	56,903
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	696	646,320
Series 5019, Class IP, IO	3.000	10/25/50	792	131,355
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,475	99,153
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	441	7,050
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	521	477,134
Series 2014-58, Class PS, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)	1.226(c)	09/20/43	3,448	142,808
Series 2016-46, Class JE	2.500	11/20/45	129	117,020

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.000%(c)	09/20/48	1,603	$34,136
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.000(c)	10/20/48	2,040	46,996
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.000(c)	11/20/48	1,851	46,749
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)	0.000(c)	11/20/48	3,667	49,128
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	6,456	62,504
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)	0.000(c)	08/20/49	3,815	47,356
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	3,299	52,419
Series 2019-23, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	1.300(c)	07/16/43	4,379	304,703
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	723	222
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	5,189	111,375
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.000(c)	04/20/52	119	2,702
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	4,546	95,257
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	2,959	69,279
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	6,182	110,093
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,345	40,234
Series 2022-178, Class SA, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)	0.010(c)	10/20/52	24,676	861,515
Series 2022-93, Class IO	3.000	08/20/51	12,216	1,335,772
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	1,199	1,198,671
Series 2021-GS01, Class A1, 144A	4.892(cc)	10/25/66	256	256,438

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	1,971	1,759,595
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	76	74,665

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.602%(c)	01/25/48	45	$44,080
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.457(c)	04/25/34	617	617,450
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	5.502(c)	06/25/57	109	106,485
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	5.634(c)	10/20/27	7	6,969
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	5.374(c)	07/19/35	14	12,720
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	5.452(c)	02/25/57	42	43,783
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.852(c)	10/25/59	102	104,160
Series 2020-04, Class A1, 144A	1.750	10/25/60	553	494,329
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	1,312	1,245,222
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	2,091	2,012,281
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.461(c)	06/25/42	17	15,667
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.461(c)	08/25/42	2	1,480
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	5.432(c)	10/25/45	145	141,586

Total Residential Mortgage-Backed Securities (cost $39,592,608)				39,182,012
Sovereign Bonds 0.3%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	476,780
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	281,436

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500%	01/11/28	1,420	$1,371,631
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	789,641
Sr. Unsec’d. Notes	6.000	05/07/36	1,527	1,483,576

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	132,776
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	608,118
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	157,401
Sr. Unsec’d. Notes	3.300	03/15/28	110	106,900

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	96,267
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140(c)	02/27/26	45	46,243

Total Sovereign Bonds (cost $6,155,771)				5,550,769
U.S. Government Agency Obligations 25.5%
Federal Home Loan Mortgage Corp.	1.500	10/01/35	2,971	2,591,362
Federal Home Loan Mortgage Corp.	1.500	02/01/36	777	677,040
Federal Home Loan Mortgage Corp.	1.500	06/01/36	877	762,336
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,707	1,292,260
Federal Home Loan Mortgage Corp.	2.000	01/01/32	235	219,388
Federal Home Loan Mortgage Corp.	2.000	02/01/36	764	683,440
Federal Home Loan Mortgage Corp.	2.000	10/01/40	355	300,365
Federal Home Loan Mortgage Corp.	2.000	09/01/50	11,674	9,340,321
Federal Home Loan Mortgage Corp.	2.000	11/01/50	534	426,705
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,792	1,432,467
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,322	1,854,176
Federal Home Loan Mortgage Corp.	2.000	04/01/51	96	76,285
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,214	968,143
Federal Home Loan Mortgage Corp.	2.000	06/01/51	5,914	4,716,105
Federal Home Loan Mortgage Corp.	2.000	07/01/51	4,081	3,254,567
Federal Home Loan Mortgage Corp.	2.000	09/01/51	426	343,059
Federal Home Loan Mortgage Corp.	2.500	01/01/29	110	105,981
Federal Home Loan Mortgage Corp.	2.500	07/01/31	212	201,107
Federal Home Loan Mortgage Corp.	2.500	01/01/32	119	112,406
Federal Home Loan Mortgage Corp.	2.500	10/01/32	281	264,069
Federal Home Loan Mortgage Corp.	2.500	12/01/32	514	486,070

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	10/01/35	2,209	$2,038,043
Federal Home Loan Mortgage Corp.	2.500	09/01/46	143	121,300
Federal Home Loan Mortgage Corp.	2.500	11/01/46	449	381,257
Federal Home Loan Mortgage Corp.	2.500	11/01/49	763	642,371
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,527	2,116,365
Federal Home Loan Mortgage Corp.	2.500	03/01/51	899	756,242
Federal Home Loan Mortgage Corp.	2.500	04/01/51	10,201	8,502,432
Federal Home Loan Mortgage Corp.	2.500	05/01/51	209	174,045
Federal Home Loan Mortgage Corp.	2.500	07/01/51	427	355,862
Federal Home Loan Mortgage Corp.	2.500	08/01/51	855	712,693
Federal Home Loan Mortgage Corp.	2.500	10/01/51	69	57,744
Federal Home Loan Mortgage Corp.	2.500	10/01/51	282	236,842
Federal Home Loan Mortgage Corp.	2.500	11/01/51	5,628	4,662,459
Federal Home Loan Mortgage Corp.	2.500	12/01/51	2,957	2,459,139
Federal Home Loan Mortgage Corp.	2.500	01/01/52	450	374,451
Federal Home Loan Mortgage Corp.	3.000	02/01/32	489	469,579
Federal Home Loan Mortgage Corp.	3.000	01/01/37	120	112,021
Federal Home Loan Mortgage Corp.	3.000	12/01/37	48	44,072
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,253	1,118,131
Federal Home Loan Mortgage Corp.	3.000	07/01/43	215	191,479
Federal Home Loan Mortgage Corp.	3.000	06/01/46	355	312,705
Federal Home Loan Mortgage Corp.	3.000	09/01/46	2,051	1,804,681
Federal Home Loan Mortgage Corp.	3.000	12/01/46	7,301	6,410,115
Federal Home Loan Mortgage Corp.	3.000	01/01/47	372	327,238
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,215	1,943,449
Federal Home Loan Mortgage Corp.	3.000	06/01/50	561	491,603
Federal Home Loan Mortgage Corp.	3.000	09/01/50	2,127	1,849,204
Federal Home Loan Mortgage Corp.	3.000	03/01/51	3,702	3,205,050
Federal Home Loan Mortgage Corp.	3.000	04/01/52	3,870	3,339,410
Federal Home Loan Mortgage Corp.	3.500	06/01/37	609	579,934
Federal Home Loan Mortgage Corp.	3.500	11/01/37	108	102,780
Federal Home Loan Mortgage Corp.	3.500	06/01/42	156	143,301
Federal Home Loan Mortgage Corp.	3.500	06/01/42	165	151,829
Federal Home Loan Mortgage Corp.	3.500	07/01/42	163	149,893
Federal Home Loan Mortgage Corp.	3.500	09/01/42	202	185,568
Federal Home Loan Mortgage Corp.	3.500	10/01/42	251	230,444
Federal Home Loan Mortgage Corp.	3.500	06/01/43	106	97,757
Federal Home Loan Mortgage Corp.	3.500	05/01/45	137	125,060
Federal Home Loan Mortgage Corp.	3.500	01/01/47	101	91,899
Federal Home Loan Mortgage Corp.	3.500	02/01/47	227	206,243
Federal Home Loan Mortgage Corp.	3.500	11/01/47	151	137,503
Federal Home Loan Mortgage Corp.	3.500	03/01/48	3,261	2,965,255

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	08/01/48	61	$54,992
Federal Home Loan Mortgage Corp.	3.500	10/01/48	232	210,375
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,393	1,264,524
Federal Home Loan Mortgage Corp.	3.500	01/01/52	140	125,409
Federal Home Loan Mortgage Corp.	3.500	05/01/52	10,694	9,570,455
Federal Home Loan Mortgage Corp.	3.500	07/01/52	1,006	899,476
Federal Home Loan Mortgage Corp.	4.000	09/01/37	1,650	1,596,926
Federal Home Loan Mortgage Corp.	4.000	12/01/40	46	44,205
Federal Home Loan Mortgage Corp.	4.000	01/01/41	162	154,190
Federal Home Loan Mortgage Corp.	4.000	04/01/42	160	152,487
Federal Home Loan Mortgage Corp.	4.000	10/01/45	87	81,693
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,235	1,174,893
Federal Home Loan Mortgage Corp.	4.000	05/01/46	78	73,607
Federal Home Loan Mortgage Corp.	4.000	08/01/46	120	112,240
Federal Home Loan Mortgage Corp.	4.000	11/01/47	76	71,932
Federal Home Loan Mortgage Corp.	4.000	04/01/48	121	113,400
Federal Home Loan Mortgage Corp.	4.000	05/01/48	133	124,692
Federal Home Loan Mortgage Corp.	4.000	07/01/48	249	233,226
Federal Home Loan Mortgage Corp.	4.000	07/01/49	344	323,578
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,476	1,380,699
Federal Home Loan Mortgage Corp.	4.000	09/01/52	1,002	925,973
Federal Home Loan Mortgage Corp.	4.000	10/01/52	5,557	5,138,918
Federal Home Loan Mortgage Corp.	4.500	06/01/42	55	53,102
Federal Home Loan Mortgage Corp.	4.500	09/01/44	73	70,646
Federal Home Loan Mortgage Corp.	4.500	07/01/45	173	169,068
Federal Home Loan Mortgage Corp.	4.500	04/01/47	661	639,946
Federal Home Loan Mortgage Corp.	4.500	07/01/47	75	72,090
Federal Home Loan Mortgage Corp.	4.500	07/01/47	167	161,998
Federal Home Loan Mortgage Corp.	4.500	11/01/47	289	279,247
Federal Home Loan Mortgage Corp.	4.500	02/01/48	91	87,905
Federal Home Loan Mortgage Corp.	4.500	07/01/48	190	182,832
Federal Home Loan Mortgage Corp.	4.500	05/01/52	410	389,527
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,740	3,551,725
Federal Home Loan Mortgage Corp.	5.000	08/01/40	162	163,039
Federal Home Loan Mortgage Corp.	5.000	12/01/47	108	106,475
Federal Home Loan Mortgage Corp.	5.000	02/01/48	202	200,562
Federal Home Loan Mortgage Corp.	5.000	10/01/52	4,460	4,341,346
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,738	1,690,979
Federal Home Loan Mortgage Corp.	5.500	02/01/53	15,682	15,564,165
Federal National Mortgage Assoc.	0.875	08/05/30	235	194,744
Federal National Mortgage Assoc.	1.500	01/01/36	2,043	1,779,794
Federal National Mortgage Assoc.	1.500	04/01/36	848	738,044

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	1.500%	05/01/36	448	$389,291
Federal National Mortgage Assoc.	1.500	06/01/36	1,367	1,188,074
Federal National Mortgage Assoc.	1.500	07/01/36	1,710	1,485,571
Federal National Mortgage Assoc.	1.500	02/01/42	424	341,604
Federal National Mortgage Assoc.	1.500	10/01/50	357	269,463
Federal National Mortgage Assoc.	1.500	11/01/50	1,008	763,023
Federal National Mortgage Assoc.	1.500	12/01/50	7,669	5,799,689
Federal National Mortgage Assoc.	1.500	01/01/51	3,753	2,838,747
Federal National Mortgage Assoc.	1.500	06/01/51	659	498,550
Federal National Mortgage Assoc.	1.500	07/01/51	778	588,174
Federal National Mortgage Assoc.	1.625	01/07/25	500	497,200
Federal National Mortgage Assoc.	2.000	03/01/31	1,155	1,086,931
Federal National Mortgage Assoc.	2.000	01/01/32	2,387	2,230,190
Federal National Mortgage Assoc.	2.000	05/01/36	1,231	1,100,659
Federal National Mortgage Assoc.	2.000	09/01/36	1,299	1,160,445
Federal National Mortgage Assoc.	2.000	12/01/36	2,084	1,858,232
Federal National Mortgage Assoc.	2.000	02/01/37	2,840	2,533,045
Federal National Mortgage Assoc.	2.000	08/01/40	1,808	1,533,787
Federal National Mortgage Assoc.	2.000	02/01/41	1,710	1,444,041
Federal National Mortgage Assoc.	2.000	05/01/41	3,420	2,881,607
Federal National Mortgage Assoc.	2.000	10/01/50	11,520	9,213,691
Federal National Mortgage Assoc.	2.000	11/01/50	351	280,557
Federal National Mortgage Assoc.	2.000	12/01/50	37	29,880
Federal National Mortgage Assoc.	2.000	01/01/51	1,761	1,408,266
Federal National Mortgage Assoc.	2.000	02/01/51	3,603	2,879,076
Federal National Mortgage Assoc.	2.000	02/01/51	7,903	6,311,708
Federal National Mortgage Assoc.	2.000	03/01/51	5,334	4,237,912
Federal National Mortgage Assoc.	2.000	04/01/51	2,714	2,164,677
Federal National Mortgage Assoc.	2.000	04/01/51	4,114	3,282,824
Federal National Mortgage Assoc.	2.000	05/01/51	17,075	13,578,283
Federal National Mortgage Assoc.	2.000	07/01/51	1,988	1,584,339
Federal National Mortgage Assoc.	2.000	08/01/51	2,026	1,611,690
Federal National Mortgage Assoc.	2.500	TBA	7,000	5,792,481
Federal National Mortgage Assoc.	2.500	05/01/30	142	135,820
Federal National Mortgage Assoc.	2.500	04/01/31	427	405,171
Federal National Mortgage Assoc.	2.500	11/01/31	114	108,406
Federal National Mortgage Assoc.	2.500	07/01/32	670	631,477
Federal National Mortgage Assoc.	2.500	08/01/32	746	704,468
Federal National Mortgage Assoc.	2.500	09/01/32	717	676,738
Federal National Mortgage Assoc.	2.500	07/01/35	2,565	2,418,982
Federal National Mortgage Assoc.	2.500	07/01/35	5,535	5,087,409
Federal National Mortgage Assoc.	2.500	08/01/35	1,484	1,362,064

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	11/01/36	2,097	$1,922,043
Federal National Mortgage Assoc.	2.500	02/01/43	60	51,587
Federal National Mortgage Assoc.	2.500	06/01/46	307	260,707
Federal National Mortgage Assoc.	2.500	09/01/46	151	127,788
Federal National Mortgage Assoc.	2.500	10/01/46	94	79,885
Federal National Mortgage Assoc.	2.500	10/01/46	165	139,422
Federal National Mortgage Assoc.	2.500	03/01/50	609	510,593
Federal National Mortgage Assoc.	2.500	08/01/50	1,557	1,300,915
Federal National Mortgage Assoc.	2.500	08/01/50	3,933	3,290,408
Federal National Mortgage Assoc.	2.500	11/01/50	2,804	2,364,834
Federal National Mortgage Assoc.	2.500	12/01/50	267	225,032
Federal National Mortgage Assoc.	2.500	01/01/51	604	508,844
Federal National Mortgage Assoc.	2.500	04/01/51	5,040	4,204,701
Federal National Mortgage Assoc.	2.500	05/01/51	2,059	1,715,782
Federal National Mortgage Assoc.	2.500	07/01/51	3,697	3,080,729
Federal National Mortgage Assoc.	2.500	09/01/51	444	371,323
Federal National Mortgage Assoc.	2.500	10/01/51	799	664,595
Federal National Mortgage Assoc.	2.500	11/01/51	3,118	2,587,619
Federal National Mortgage Assoc.	2.500	12/01/51	490	411,080
Federal National Mortgage Assoc.	2.500	02/01/52	434	360,250
Federal National Mortgage Assoc.	2.500	02/01/52	831	696,414
Federal National Mortgage Assoc.	3.000	TBA	500	430,550
Federal National Mortgage Assoc.	3.000	06/01/30	84	81,524
Federal National Mortgage Assoc.	3.000	05/01/31	34	32,917
Federal National Mortgage Assoc.	3.000	12/01/31	94	90,101
Federal National Mortgage Assoc.	3.000	05/01/32	106	101,704
Federal National Mortgage Assoc.	3.000	09/01/32	40	38,718
Federal National Mortgage Assoc.	3.000	11/01/36	84	77,807
Federal National Mortgage Assoc.	3.000	10/01/42	117	104,090
Federal National Mortgage Assoc.	3.000	10/01/42	171	152,308
Federal National Mortgage Assoc.	3.000	02/01/43	162	145,038
Federal National Mortgage Assoc.	3.000	04/01/43	203	181,178
Federal National Mortgage Assoc.	3.000	06/01/43	265	236,185
Federal National Mortgage Assoc.	3.000	12/01/45	369	328,790
Federal National Mortgage Assoc.	3.000	05/01/46	466	410,208
Federal National Mortgage Assoc.	3.000	09/01/46	492	438,854
Federal National Mortgage Assoc.	3.000	10/01/46	1,494	1,312,947
Federal National Mortgage Assoc.	3.000	11/01/46	551	483,065
Federal National Mortgage Assoc.	3.000	11/01/46	1,177	1,036,618
Federal National Mortgage Assoc.	3.000	03/01/47	405	355,562
Federal National Mortgage Assoc.	3.000	04/01/47	849	746,279
Federal National Mortgage Assoc.	3.000	12/01/49	2,050	1,792,229

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	01/01/50	862	$743,985
Federal National Mortgage Assoc.	3.000	02/01/50	767	672,843
Federal National Mortgage Assoc.	3.000	02/01/50	1,536	1,347,465
Federal National Mortgage Assoc.	3.000	03/01/50	367	321,335
Federal National Mortgage Assoc.	3.000	06/01/50	784	686,444
Federal National Mortgage Assoc.	3.000	01/01/51	988	863,139
Federal National Mortgage Assoc.	3.000	05/01/51	1,084	943,792
Federal National Mortgage Assoc.	3.000	01/01/52	2,359	2,053,137
Federal National Mortgage Assoc.	3.000	02/01/52	1,668	1,440,196
Federal National Mortgage Assoc.	3.000	03/01/52	3,170	2,735,793
Federal National Mortgage Assoc.	3.000	03/01/52	3,288	2,850,200
Federal National Mortgage Assoc.	3.000	04/01/52	1,752	1,513,129
Federal National Mortgage Assoc.	3.000	04/01/52	2,198	1,896,388
Federal National Mortgage Assoc.	3.000	06/01/52	2,459	2,120,153
Federal National Mortgage Assoc.	3.500	12/01/29	37	36,627
Federal National Mortgage Assoc.	3.500	12/01/30	47	45,428
Federal National Mortgage Assoc.	3.500	07/01/31	202	196,992
Federal National Mortgage Assoc.	3.500	08/01/31	200	194,879
Federal National Mortgage Assoc.	3.500	02/01/33	82	80,143
Federal National Mortgage Assoc.	3.500	05/01/33	34	32,739
Federal National Mortgage Assoc.	3.500	10/01/41	67	61,473
Federal National Mortgage Assoc.	3.500	04/01/42	140	128,832
Federal National Mortgage Assoc.	3.500	05/01/42	138	127,265
Federal National Mortgage Assoc.	3.500	05/01/42	882	811,617
Federal National Mortgage Assoc.	3.500	06/01/42	388	357,040
Federal National Mortgage Assoc.	3.500	10/01/42	208	191,640
Federal National Mortgage Assoc.	3.500	10/01/42	237	217,864
Federal National Mortgage Assoc.	3.500	10/01/42	453	415,567
Federal National Mortgage Assoc.	3.500	06/01/43	123	112,881
Federal National Mortgage Assoc.	3.500	06/01/45	135	123,074
Federal National Mortgage Assoc.	3.500	06/01/45	220	200,398
Federal National Mortgage Assoc.	3.500	09/01/45	193	175,562
Federal National Mortgage Assoc.	3.500	10/01/45	210	191,486
Federal National Mortgage Assoc.	3.500	01/01/46	67	60,536
Federal National Mortgage Assoc.	3.500	01/01/46	175	158,933
Federal National Mortgage Assoc.	3.500	04/01/46	1,810	1,645,962
Federal National Mortgage Assoc.	3.500	11/01/46	84	76,473
Federal National Mortgage Assoc.	3.500	06/01/47	309	280,669
Federal National Mortgage Assoc.	3.500	07/01/47	194	175,721
Federal National Mortgage Assoc.	3.500	07/01/47	914	839,466
Federal National Mortgage Assoc.	3.500	08/01/47	146	132,602
Federal National Mortgage Assoc.	3.500	09/01/47	242	219,894

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	10/01/47	853	$773,179
Federal National Mortgage Assoc.	3.500	11/01/47	790	716,628
Federal National Mortgage Assoc.	3.500	01/01/48	144	130,159
Federal National Mortgage Assoc.	3.500	01/01/48	212	191,861
Federal National Mortgage Assoc.	3.500	01/01/48	2,912	2,640,555
Federal National Mortgage Assoc.	3.500	04/01/48	393	356,431
Federal National Mortgage Assoc.	3.500	06/01/48	592	536,869
Federal National Mortgage Assoc.	3.500	08/01/48	314	284,855
Federal National Mortgage Assoc.	3.500	10/01/48	210	190,331
Federal National Mortgage Assoc.	3.500	11/01/48	153	138,922
Federal National Mortgage Assoc.	3.500	03/01/49	704	638,604
Federal National Mortgage Assoc.	3.500	06/01/49	290	263,263
Federal National Mortgage Assoc.	3.500	08/01/51	38	33,908
Federal National Mortgage Assoc.	3.500	02/01/52	423	381,096
Federal National Mortgage Assoc.	3.500	05/01/52	4,869	4,356,586
Federal National Mortgage Assoc.	4.000	09/01/40	110	104,844
Federal National Mortgage Assoc.	4.000	11/01/40	446	425,335
Federal National Mortgage Assoc.	4.000	02/01/41	187	178,437
Federal National Mortgage Assoc.	4.000	02/01/41	291	277,288
Federal National Mortgage Assoc.	4.000	12/01/41	184	175,055
Federal National Mortgage Assoc.	4.000	10/01/43	146	140,448
Federal National Mortgage Assoc.	4.000	09/01/44	82	77,250
Federal National Mortgage Assoc.	4.000	10/01/44	188	177,025
Federal National Mortgage Assoc.	4.000	12/01/45	65	60,860
Federal National Mortgage Assoc.	4.000	04/01/46	60	56,633
Federal National Mortgage Assoc.	4.000	08/01/46	100	93,847
Federal National Mortgage Assoc.	4.000	09/01/46	782	741,397
Federal National Mortgage Assoc.	4.000	02/01/47	297	278,654
Federal National Mortgage Assoc.	4.000	03/01/47	412	384,489
Federal National Mortgage Assoc.	4.000	06/01/47	240	225,242
Federal National Mortgage Assoc.	4.000	10/01/47	77	71,733
Federal National Mortgage Assoc.	4.000	11/01/47	149	139,495
Federal National Mortgage Assoc.	4.000	12/01/47	156	146,691
Federal National Mortgage Assoc.	4.000	02/01/48	145	136,022
Federal National Mortgage Assoc.	4.000	09/01/48	1,140	1,067,484
Federal National Mortgage Assoc.	4.000	10/01/48	216	202,973
Federal National Mortgage Assoc.	4.000	03/01/49	586	548,586
Federal National Mortgage Assoc.	4.000	03/01/49	910	852,008
Federal National Mortgage Assoc.	4.000	07/01/49	198	184,258
Federal National Mortgage Assoc.	4.000	01/01/50	1,733	1,622,980
Federal National Mortgage Assoc.	4.000	05/01/50	1,800	1,684,493
Federal National Mortgage Assoc.	4.000	05/01/52	1,278	1,182,903

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	06/01/52	8,273	$7,652,954
Federal National Mortgage Assoc.	4.000	07/01/52	1,191	1,105,768
Federal National Mortgage Assoc.	4.000	10/01/52	439	405,927
Federal National Mortgage Assoc.	4.337(s)	03/17/31	945	705,831
Federal National Mortgage Assoc.	4.500	TBA	10,500	9,967,704
Federal National Mortgage Assoc.	4.500	08/01/40	51	50,065
Federal National Mortgage Assoc.	4.500	04/01/41	62	60,837
Federal National Mortgage Assoc.	4.500	06/01/41	136	133,010
Federal National Mortgage Assoc.	4.500	08/01/41	70	68,054
Federal National Mortgage Assoc.	4.500	08/01/41	182	177,804
Federal National Mortgage Assoc.	4.500	08/01/44	171	165,519
Federal National Mortgage Assoc.	4.500	01/01/45	95	92,159
Federal National Mortgage Assoc.	4.500	11/01/47	111	106,756
Federal National Mortgage Assoc.	4.500	06/01/48	150	144,613
Federal National Mortgage Assoc.	4.500	07/01/48	1,296	1,244,414
Federal National Mortgage Assoc.	4.500	12/01/48	120	115,572
Federal National Mortgage Assoc.	4.500	02/01/49	38	36,891
Federal National Mortgage Assoc.	4.500	07/01/52	368	349,392
Federal National Mortgage Assoc.	4.500	09/01/52	7,709	7,326,333
Federal National Mortgage Assoc.	4.500	12/01/52	1,340	1,273,678
Federal National Mortgage Assoc.	4.500	01/01/53	5,482	5,208,895
Federal National Mortgage Assoc.	4.500	04/01/53	7,015	6,662,109
Federal National Mortgage Assoc.	5.000	09/01/30	9	8,758
Federal National Mortgage Assoc.	5.000	10/01/40	92	91,994
Federal National Mortgage Assoc.	5.000	03/01/42	170	170,029
Federal National Mortgage Assoc.	5.000	10/01/47	152	150,353
Federal National Mortgage Assoc.	5.000	01/01/48	36	35,618
Federal National Mortgage Assoc.	5.000	06/01/49	846	836,784
Federal National Mortgage Assoc.	5.000	07/01/52	6,954	6,765,438
Federal National Mortgage Assoc.	5.000	08/01/52	1,234	1,201,449
Federal National Mortgage Assoc.	5.000	09/01/52	1,288	1,254,269
Federal National Mortgage Assoc.	5.000	10/01/52	1,470	1,431,281
Federal National Mortgage Assoc.	5.000	02/01/53	1,398	1,360,075
Federal National Mortgage Assoc.	5.500	TBA	6,000	5,942,994
Federal National Mortgage Assoc.	5.500	01/01/40	93	94,183
Federal National Mortgage Assoc.	5.500	04/01/53	1,909	1,892,497
Federal National Mortgage Assoc.	5.500	05/01/53	18,466	18,304,790
Federal National Mortgage Assoc.	5.500	11/01/53	4,996	4,951,098
Federal National Mortgage Assoc.	6.000	10/01/36	46	48,139
Federal National Mortgage Assoc.	6.000	07/01/41	51	52,461
Federal National Mortgage Assoc.	6.000	01/01/53	9,448	9,515,288
Federal National Mortgage Assoc.	6.000	03/01/53	2,251	2,265,380

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	09/01/53	2,372	$2,387,162
Federal National Mortgage Assoc.	6.000	11/01/53	1,954	1,967,205
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	544,404
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	90,911
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—(r)	141
Government National Mortgage Assoc.	2.000	10/20/50	6,893	5,630,397
Government National Mortgage Assoc.	2.000	01/20/51	5,222	4,264,384
Government National Mortgage Assoc.	2.000	03/20/51	999	815,467
Government National Mortgage Assoc.	2.000	07/20/51	5,235	4,271,092
Government National Mortgage Assoc.	2.000	11/20/51	470	383,854
Government National Mortgage Assoc.	2.000	04/20/52	486	396,710
Government National Mortgage Assoc.	2.500	12/20/46	219	189,238
Government National Mortgage Assoc.	2.500	10/20/50	3,970	3,373,484
Government National Mortgage Assoc.	2.500	01/20/51	4,160	3,532,281
Government National Mortgage Assoc.	2.500	03/20/51	1,561	1,325,265
Government National Mortgage Assoc.	2.500	05/20/51	7,132	6,049,168
Government National Mortgage Assoc.	2.500	07/20/51	2,221	1,883,289
Government National Mortgage Assoc.	2.500	08/20/51	2,965	2,514,046
Government National Mortgage Assoc.	2.500	09/20/51	8,734	7,404,419
Government National Mortgage Assoc.	2.500	05/20/52	1,939	1,642,879
Government National Mortgage Assoc.	3.000	07/20/42	332	297,041
Government National Mortgage Assoc.	3.000	03/20/43	225	201,319
Government National Mortgage Assoc.	3.000	08/20/43	42	37,794
Government National Mortgage Assoc.	3.000	09/20/43	83	74,407
Government National Mortgage Assoc.	3.000	01/20/44	78	69,695
Government National Mortgage Assoc.	3.000	05/20/45	79	70,562
Government National Mortgage Assoc.	3.000	08/15/45	92	81,064
Government National Mortgage Assoc.	3.000	05/20/46	488	433,480
Government National Mortgage Assoc.	3.000	07/20/46	778	692,049
Government National Mortgage Assoc.	3.000	08/20/46	43	37,986
Government National Mortgage Assoc.	3.000	10/20/46	4,460	3,952,410
Government National Mortgage Assoc.	3.000	03/20/47	506	449,963
Government National Mortgage Assoc.	3.000	11/20/47	4,237	3,753,462
Government National Mortgage Assoc.	3.000	01/20/48	64	57,006
Government National Mortgage Assoc.	3.000	08/20/48	1,073	952,383
Government National Mortgage Assoc.	3.000	07/20/49	362	319,921
Government National Mortgage Assoc.	3.000	09/20/49	448	396,039
Government National Mortgage Assoc.	3.000	12/20/49	500	440,824
Government National Mortgage Assoc.	3.000	01/20/50	2,318	2,042,606
Government National Mortgage Assoc.	3.000	02/20/50	101	89,335

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	09/20/50	296	$260,867
Government National Mortgage Assoc.	3.000	10/20/51	418	366,827
Government National Mortgage Assoc.	3.000	11/20/51	786	689,521
Government National Mortgage Assoc.	3.500	TBA	2,500	2,259,086
Government National Mortgage Assoc.	3.500	01/15/42	55	50,776
Government National Mortgage Assoc.	3.500	12/20/42	160	147,440
Government National Mortgage Assoc.	3.500	01/20/43	239	220,728
Government National Mortgage Assoc.	3.500	02/20/43	108	99,560
Government National Mortgage Assoc.	3.500	08/20/43	382	353,307
Government National Mortgage Assoc.	3.500	10/20/43	507	468,303
Government National Mortgage Assoc.	3.500	03/20/45	52	48,217
Government National Mortgage Assoc.	3.500	04/20/45	296	271,675
Government National Mortgage Assoc.	3.500	04/20/46	564	517,259
Government National Mortgage Assoc.	3.500	07/20/46	348	318,766
Government National Mortgage Assoc.	3.500	10/20/46	682	624,702
Government National Mortgage Assoc.	3.500	12/20/46	672	615,166
Government National Mortgage Assoc.	3.500	05/20/47	376	344,971
Government National Mortgage Assoc.	3.500	10/20/47	129	117,395
Government National Mortgage Assoc.	3.500	11/20/47	668	609,923
Government National Mortgage Assoc.	3.500	01/20/48	181	165,038
Government National Mortgage Assoc.	3.500	10/20/48	108	98,928
Government National Mortgage Assoc.	3.500	11/20/48	215	196,150
Government National Mortgage Assoc.	3.500	12/20/48	79	71,801
Government National Mortgage Assoc.	3.500	02/20/49	180	164,242
Government National Mortgage Assoc.	3.500	05/20/49	285	260,668
Government National Mortgage Assoc.	3.500	06/20/49	3,716	3,380,236
Government National Mortgage Assoc.	3.500	08/20/49	5,617	5,099,547
Government National Mortgage Assoc.	3.500	11/20/50	5,264	4,792,193
Government National Mortgage Assoc.	3.500	04/20/51	1,803	1,640,814
Government National Mortgage Assoc.	3.500	02/20/52	2,123	1,918,644
Government National Mortgage Assoc.	4.000	12/20/40	123	117,818
Government National Mortgage Assoc.	4.000	06/20/41	52	49,618
Government National Mortgage Assoc.	4.000	11/15/41	72	68,008
Government National Mortgage Assoc.	4.000	12/20/42	127	121,826
Government National Mortgage Assoc.	4.000	04/20/43	85	80,744
Government National Mortgage Assoc.	4.000	10/20/43	72	68,480
Government National Mortgage Assoc.	4.000	12/20/43	158	150,303
Government National Mortgage Assoc.	4.000	09/20/44	93	88,607
Government National Mortgage Assoc.	4.000	08/20/45	152	144,680
Government National Mortgage Assoc.	4.000	10/20/45	71	67,769
Government National Mortgage Assoc.	4.000	03/20/46	139	131,812
Government National Mortgage Assoc.	4.000	11/20/46	104	98,469

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	03/20/47	90	$85,039
Government National Mortgage Assoc.	4.000	05/20/47	143	134,268
Government National Mortgage Assoc.	4.000	07/20/47	561	529,973
Government National Mortgage Assoc.	4.000	11/20/47	382	359,954
Government National Mortgage Assoc.	4.000	12/20/47	90	84,901
Government National Mortgage Assoc.	4.000	04/20/48	65	61,178
Government National Mortgage Assoc.	4.000	06/20/48	1,237	1,166,074
Government National Mortgage Assoc.	4.000	07/20/48	171	161,311
Government National Mortgage Assoc.	4.000	08/20/48	2,539	2,388,926
Government National Mortgage Assoc.	4.000	09/20/48	152	143,296
Government National Mortgage Assoc.	4.000	10/20/48	5,308	4,985,900
Government National Mortgage Assoc.	4.000	11/20/48	64	59,979
Government National Mortgage Assoc.	4.000	01/20/49	77	72,109
Government National Mortgage Assoc.	4.000	02/20/49	154	144,420
Government National Mortgage Assoc.	4.000	03/20/49	96	90,483
Government National Mortgage Assoc.	4.000	04/20/49	467	439,314
Government National Mortgage Assoc.	4.000	01/20/50	53	49,773
Government National Mortgage Assoc.	4.000	02/20/50	78	73,152
Government National Mortgage Assoc.	4.000	07/20/50	117	109,451
Government National Mortgage Assoc.	4.000	06/20/52	1,775	1,653,588
Government National Mortgage Assoc.	4.500	12/20/41	265	261,548
Government National Mortgage Assoc.	4.500	10/20/43	39	37,763
Government National Mortgage Assoc.	4.500	01/20/44	52	50,672
Government National Mortgage Assoc.	4.500	04/20/44	173	168,115
Government National Mortgage Assoc.	4.500	03/20/45	41	40,383
Government National Mortgage Assoc.	4.500	07/20/46	84	81,426
Government National Mortgage Assoc.	4.500	08/20/46	75	72,877
Government National Mortgage Assoc.	4.500	11/20/46	66	64,063
Government National Mortgage Assoc.	4.500	01/20/47	423	411,980
Government National Mortgage Assoc.	4.500	01/20/48	53	51,817
Government National Mortgage Assoc.	4.500	02/20/48	338	327,961
Government National Mortgage Assoc.	4.500	03/20/48	36	35,133
Government National Mortgage Assoc.	4.500	07/20/48	58	56,040
Government National Mortgage Assoc.	4.500	08/20/48	22	21,517
Government National Mortgage Assoc.	4.500	12/20/48	109	105,564
Government National Mortgage Assoc.	4.500	05/20/52	2,284	2,184,688
Government National Mortgage Assoc.	5.000	10/20/37	5	4,846
Government National Mortgage Assoc.	5.000	09/20/40	50	50,577
Government National Mortgage Assoc.	5.000	04/20/45	28	27,950
Government National Mortgage Assoc.	5.000	08/20/45	103	103,539
Government National Mortgage Assoc.	5.500	TBA	1,000	994,412
Government National Mortgage Assoc.	5.500	01/20/53	24,363	24,299,854

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	6.000%	12/15/39	69	$72,425
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	465	385,637
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.375	08/01/34	1,525	1,502,650
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	195	119,666

Total U.S. Government Agency Obligations (cost $577,692,311)				547,174,509
U.S. Treasury Obligations 6.8%
U.S. Treasury Bonds(h)	1.625	11/15/50	75,055	41,479,615
U.S. Treasury Bonds	2.000	11/15/41	75	52,195
U.S. Treasury Bonds(k)	2.250	05/15/41	4,705	3,456,705
U.S. Treasury Bonds	2.250	08/15/49	1,605	1,046,259
U.S. Treasury Bonds	2.375	02/15/42	29,030	21,386,945
U.S. Treasury Bonds	4.125	08/15/44	9,405	8,830,413
U.S. Treasury Bonds	4.500	02/15/44	135	133,566
U.S. Treasury Bonds	4.625	05/15/54	2,440	2,496,806
U.S. Treasury Bonds	4.750	11/15/43	2,045	2,093,249
U.S. Treasury Notes	3.625	09/30/31	3,005	2,897,947
U.S. Treasury Notes	3.875	08/15/34	330	319,275
U.S. Treasury Notes	4.000	12/15/25	6,145	6,124,597
U.S. Treasury Notes	4.250	12/31/25	27,590	27,572,756
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	176,699
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	15,877,582
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	515,391
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	625,915
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	803
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	209,740
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	149,741
U.S. Treasury Strips Coupon	2.498(s)	11/15/42	16,900	7,091,399
U.S. Treasury Strips Coupon	3.863(s)	11/15/41	3,405	1,512,432
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	647,992
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	30,407
U.S. Treasury Strips Coupon	4.652(s)	05/15/49	1,210	379,732
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	88,616

Total U.S. Treasury Obligations (cost $168,303,849)				145,196,777

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Affiliated Exchange-Traded Fund 1.2%
PGIM AAA CLO ETF (cost $25,928,989)(wa)	507,750	$26,037,420

Total Long-Term Investments (cost $2,236,329,573)		2,123,084,815

Short-Term Investments 5.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wa)	89,235,318	89,235,318
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $26,893,461; includes $26,844,910 of cash collateral for securities on loan)(b)(wa)	26,907,071	26,893,617

Total Short-Term Investments (cost $116,128,779)		116,128,935

TOTAL INVESTMENTS 104.4% (cost $2,352,458,352)		2,239,213,750
Liabilities in excess of other assets(z) (4.4)%		(94,069,213)

Net Assets 100.0%		$2,145,144,537

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COFI	Cost of Funds Index
DAC	Designated Activity Company
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,286,959; cash collateral of $26,844,910 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	2.000%	TBA	11/14/24	$(1,000)	$(792,483)
Federal National Mortgage Assoc.	3.500%	TBA	11/14/24	(1,000)	(893,947)
Federal National Mortgage Assoc.	4.000%	TBA	12/12/24	(4,500)	(4,157,417)
Federal National Mortgage Assoc.	4.500%	TBA	12/12/24	(3,500)	(3,322,158)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $9,341,640)					$(9,166,005)

Futures contracts outstanding at October 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
507	2 Year U.S. Treasury Notes	Dec. 2024	$104,414,273	$(923,913)
383	5 Year U.S. Treasury Notes	Dec. 2024	41,070,768	(589,837)
395	10 Year U.S. Treasury Notes	Dec. 2024	43,635,156	(1,167,462)
277	10 Year U.S. Ultra Treasury Notes	Dec. 2024	31,508,750	(1,322,039)
72	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	9,045,000	(235)
				(4,003,486)
Short Position:
18	20 Year U.S. Treasury Bonds	Dec. 2024	2,123,438	117,849
				$(3,885,637)
Credit default swap agreements outstanding at October 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	3,530	$212		$(1,210)		$1,422		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,175	71		(401)		472		BARC
					$283		$(1,611)		$1,894

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Credit default swap agreements outstanding at October 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		2,470	0.289%	$22,477	$20,147	$2,330	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		2,470	0.239%	23,866	20,425	3,441	GSI
Morgan Stanley	12/20/25	1.000%(Q)		2,470	0.254%	23,443	20,147	3,296	GSI
Republic of Italy	12/20/24	1.000%(Q)		3,900	0.076%	9,498	5,065	4,433	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	3,530	0.189%	1,445	771	674	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,230	0.189%	503	358	145	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,175	0.189%	481	254	227	BARC
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	2,390	0.242%	842	1,166	(324)	BARC
						$82,555	$68,333	$14,222

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2024(4)	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	91,170	0.539%	$2,018,146	$2,039,502	$21,356
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at October 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
10,388	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.900%	$—	$(15,127)	$(15,127)
13,356	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.900%	—	2,783	2,783
30,246	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.900%	—	(31)	(31)
52,635	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.900%	—	138,388	138,388
40,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.900%	—	(156,435)	(156,435)
26,965	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.900%	—	(177,669)	(177,669)
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.900%	415	(29,806)	(30,221)
48,850	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.900%	15,372	514,780	499,408

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Interest rate swap agreements outstanding at October 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
30,400	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.900%	$(32,323)	$(413,885)	$(381,562)
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.900%	1,278,108	1,199,948	(78,160)
				$1,261,572	$1,062,946	$(198,626)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.290%	JPM	03/20/25	(8,534)	$478,019	$—	$478,019
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.030%	JPM	12/04/24	19,925	(135,296)	—	(135,296)
U.S. Treasury Bond(T)	1 Day USOIS +17bps(T)/ 5.000%	GSI	01/10/25	40,595	(120,662)	—	(120,662)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	GSI	02/03/25	22,845	(675,886)	—	(675,886)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	JPM	02/04/25	16,665	(1,003,084)	—	(1,003,084)
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 5.090%	BOA	03/11/25	29,165	(1,767,015)	—	(1,767,015)
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 5.110%	JPM	04/28/25	40,665	(128,051)	—	(128,051)
					$(3,351,975)	$—	$(3,351,975)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Core Bond Fund